ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.7%
	AUTOMOTIVE — 1.9%
3,654,000	Tenneco, Inc.(a)	7.8750	01/15/29	$ 3,622,028

	COMMERCIAL SUPPORT SERVICES — 5.6%
8,545,000	Cimpress NV(a)	7.0000	06/15/26	7,130,803
3,949,000	RR Donnelley & Sons Co.(a)	6.1250	11/01/26	3,692,315
				10,823,118
	ENGINEERING & CONSTRUCTION — 5.0%
4,558,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	6.0000	02/01/26	4,086,064
1,847,000	Great Lakes Dredge & Dock Corporation(a)	5.2500	06/01/29	1,648,263
3,862,000	IEA Energy Services, LLC(a)	6.6250	08/15/29	3,818,553
				9,552,880
	FOOD — 2.3%
4,817,000	B&G Foods, Inc.	5.2500	09/15/27	4,407,555

	FORESTRY, PAPER & WOOD PRODUCTS — 1.3%
2,540,000	Resolute Forest Products, Inc.(a)	4.8750	03/01/26	2,501,900

	HOME & OFFICE PRODUCTS — 3.4%
6,683,000	American Greetings Corporation(a)	8.7500	04/15/25	6,432,388

	HOME CONSTRUCTION — 1.5%
1,482,000	Patrick Industries, Inc.(a)	7.5000	10/15/27	1,372,977
1,957,000	Patrick Industries, Inc.(a)	4.7500	05/01/29	1,531,352
				2,904,329
	INTERNET MEDIA & SERVICES — 4.9%
7,127,000	Getty Images, Inc.(a)	9.7500	03/01/27	6,913,190
3,134,000	Millennium Escrow Corporation B(a)	6.6250	08/01/26	2,452,797
				9,365,987
	MACHINERY — 6.3%
6,731,000	Granite US Holdings Corporation(a)	11.0000	10/01/27	6,259,830
6,706,000	Werner FinCo, L.P.(a)	8.7500	07/15/25	5,949,764
				12,209,594

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.7% (Continued)
	PUBLISHING & BROADCASTING — 5.3%
10,598,000	Cengage Learning, Inc.(a)	9.5000	06/15/24	$ 10,121,090

	RETAIL - DISCRETIONARY — 3.7%
1,976,000	Ambience Merger Sub, Inc.(a)	4.8750	07/15/28	1,551,163
6,338,000	Magic MergerCo, Inc.(a)	5.2500	05/01/28	5,286,588
45,285,000	Tailored Brands, Inc.(b)(d)	7.0000	07/01/22	298,881
				7,136,632
	SOFTWARE — 1.4%
3,244,000	Veritas US, Inc.(a)	7.5000	09/01/25	2,738,418

	SPECIALTY FINANCE — 5.2%
5,658,000	Bread Financial Holdings, Inc.(a)	7.0000	01/15/26	5,403,390
4,560,000	PRA Group, Inc.(a)	7.3750	09/01/25	4,548,600
				9,951,990
	TECHNOLOGY HARDWARE — 4.0%
3,475,000	Avaya, Inc.(a)	6.1250	09/15/28	1,632,312
12,273,000	Diebold Nixdorf, Inc.	8.5000	04/15/24	5,952,405
				7,584,717
	TECHNOLOGY SERVICES — 3.9%
2,797,000	Austin BidCo, Inc.(a)	7.1250	12/15/28	2,234,943
5,436,000	Nielsen Finance, LLC / Nielsen Finance Company(a)	5.6250	10/01/28	5,327,280
				7,562,223
	TRANSPORTATION & LOGISTICS — 4.2%
8,623,000	Western Global Airlines, LLC(a)	10.3750	08/15/25	7,976,275

	WHOLESALE - CONSUMER STAPLES — 2.8%
4,125,000	United Natural Foods, Inc.(a)	6.7500	10/15/28	4,150,781
1,198,000	US Foods, Inc.(a)	6.2500	04/15/25	1,220,463
				5,371,244

	TOTAL CORPORATE BONDS (Cost $163,596,499)			120,262,368

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 30.2%
	BEVERAGES — 2.0%
4,472,070	Arctic Glacier Co.(c)	US0003M + 3.50%	4.5000	03/20/24	$ 3,928,221

	CHEMICALS — 3.1%
6,215,474	AgroFresh, Inc.(c)	US0001M + 6.25%	7.2500	12/27/24	6,013,471

	COMMERCIAL SUPPORT SERVICES — 8.6%
3,970,000	APX Group, Inc.(c)	US0001M + 3.00%	4.0000	07/01/28	3,728,823
11,871,621	Cast & Crew Payroll, LLC(c)	US0001M + 3.75%	3.9574	02/07/26	11,489,118
1,438,770	LRS Holdings, LLC(c)	US0001M + 4.25%	4.7500	08/31/28	1,374,025
					16,591,966
	INDUSTRIAL INTERMEDIATE PROD — 0.9%
1,823,075	Werner FinCo, L.P.(c)	US0003M + 4.00%	5.0000	07/24/24	1,709,133

	RETAIL - DISCRETIONARY — 1.4%
3,218,678	Ambience Merger Sub, Inc.(c)	US0001M + 4.25%	4.7500	06/24/28	2,623,222

	SOFTWARE — 14.2%
2,490,992	A&V Holdings Midco, LLC(c)	US0001M + 5.75%	6.3750	03/10/27	2,441,172
2,000,000	Avaya Holdings Corporation(c)	SOFR1M + 10.00%	11.9590	12/15/27	1,220,000
3,306,981	Hyland Software, Inc.(c)	US0003M + 3.500%	4.2500	07/01/24	3,249,109
12,892,000	Hyland Software, Inc.(c)	US0001M + 6.250%	7.0140	07/10/25	12,569,700
4,595,275	Magenta Buyer, LLC(c)	US0003M + 5.00%	5.7500	05/03/28	4,376,999
3,733,037	Veritas US, Inc.(c)	US0001M + 5.00%	6.0000	09/01/25	3,173,081
					27,030,061
	TOTAL TERM LOANS (Cost $61,673,873)				57,896,074

	TOTAL INVESTMENTS - 92.9% (Cost $225,270,372)				$ 178,158,442
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.1%				13,600,536
	NET ASSETS - 100.0%				$ 191,758,978

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
SOFR1M	Secured Overnight Financing Rate 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 109,603,527 or 57.2% of net assets.
(b)	Represents issuer in default on interest payments; non-income producing security.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Valued using unobservable inputs and fair valued by advisor.

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.8%
	AUTOMOTIVE — 2.5%
139,000	Tenneco, Inc.(a)	5.1250	04/15/29	$ 136,626

	COMMERCIAL SUPPORT SERVICES — 2.7%
179,000	Cimpress NV(a)	7.0000	06/15/26	149,376

	ENGINEERING & CONSTRUCTION — 7.5%
122,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)	6.0000	02/01/26	109,368
131,000	Great Lakes Dredge & Dock Corporation(a)	5.2500	06/01/29	116,904
187,000	IEA Energy Services, LLC(a)	6.6250	08/15/29	184,897
				411,169
	HOME & OFFICE PRODUCTS — 2.3%
132,000	American Greetings Corporation(a)	8.7500	04/15/25	127,050

	HOME CONSTRUCTION — 3.2%
227,000	Patrick Industries, Inc.(a)	4.7500	05/01/29	177,628

	INTERNET MEDIA & SERVICES — 5.4%
177,000	Cars.com, Inc.(a)	6.3750	11/01/28	151,777
91,000	Getty Images, Inc.(a)	9.7500	03/01/27	88,270
79,000	Millennium Escrow Corporation B(a)	6.6250	08/01/26	61,829
				301,876
	MACHINERY — 5.2%
139,000	Granite US Holdings Corporation(a)	11.0000	10/01/27	129,270
183,000	Werner FinCo, L.P.(a)	8.7500	07/15/25	162,363
				291,633
	PUBLISHING & BROADCASTING — 5.0%
292,000	Cengage Learning, Inc.(a)	9.5000	06/15/24	278,860

	RETAIL - DISCRETIONARY — 3.8%
161,000	Magic MergerCo, Inc.(a)	5.2500	05/01/28	134,291
100,000	Magic MergerCo, Inc.(a)	7.8750	05/01/29	68,500
1,795,000	Tailored Brands, Inc.(b)(d)	7.0000	07/01/22	11,847
				214,638

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.8% (Continued)
	SOFTWARE — 1.8%
121,000	Veritas US, Inc.(a)		7.5000	09/01/25	$ 102,142

	SPECIALTY FINANCE — 1.1%
65,000	Bread Financial Holdings, Inc.(a)		7.0000	01/15/26	62,075

	TECHNOLOGY HARDWARE — 3.3%
173,000	Avaya, Inc.(a)		6.1250	09/15/28	81,263
214,000	Diebold Nixdorf, Inc.		8.5000	04/15/24	103,790
					185,053
	TECHNOLOGY SERVICES — 3.6%
203,000	Austin BidCo, Inc.(a)		7.1250	12/15/28	162,207
37,000	Nielsen Finance, LLC / Nielsen Finance Company(a)		5.6250	10/01/28	36,260
					198,467
	TRANSPORTATION & LOGISTICS — 2.4%
145,000	Western Global Airlines, LLC(a)		10.3750	08/15/25	134,125

	TOTAL CORPORATE BONDS (Cost $4,041,778)				2,770,718
		Spread
	TERM LOANS — 43.2%
	CHEMICALS — 8.1%
466,201	AgroFresh, Inc.(c)	US0001M + 6.25%	7.2500	12/27/24	451,050

	COMMERCIAL SUPPORT SERVICES — 7.8%
390,899	Cast & Crew Payroll, LLC(c)	US0001M + 3.75%	3.9574	02/07/26	378,304
53,730	LRS Holdings, LLC(c)	US0001M + 4.25%	4.7500	08/31/28	51,312
					429,616
	INDUSTRIAL INTERMEDIATE PROD — 2.5%
151,018	Werner FinCo, L.P.(c)	US0003M + 4.00%	5.0000	07/24/24	141,580

	RETAIL - DISCRETIONARY — 3.7%
255,073	Ambience Merger Sub, Inc.(c)	US0003M + 4.25%	4.7500	06/24/28	207,884

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 43.2% (Continued)
	SOFTWARE — 21.1%
301,076	A&V Holdings Midco, LLC(c)	US0001M + 5.75%	6.3750	03/10/27	$ 295,054
382,800	Hyland Software, Inc.(c)	US0001M + 6.25%	7.0140	07/10/25	373,230
367,225	Magenta Buyer, LLC(c)	US0003M + 5.00%	5.7500	05/03/28	349,782
184,106	Veritas US, Inc.(c)	US0001M + 5.00%	6.0000	09/01/25	156,490
					1,174,556

	TOTAL TERM LOANS (Cost $2,504,815)				2,404,686

	TOTAL INVESTMENTS - 93.0% (Cost $6,546,593)				$ 5,175,404
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.0%				386,641
	NET ASSETS - 100.0%				$ 5,562,045

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is 2,655,081 or 47.7% of net assets.
(b)	Represents issuer in default on interest payments; non-income producing security.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Valued using unobservable inputs and fair valued by advisor.